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<filename>Fund E 13F-June 2012.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ 	July 20, 2012



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   39

Form 13F Information Table Value Total:	   564166 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUIT      COM              01527110  1925       26475      SH         SOLE            26475
AMERICAN ASSETS TRUST INC         COM              02401310  3031       125000     SH         SOLE            125000
AMERICAN ASSETS TRUST INC         COM              02401310  243        10000      SH         SOLE            10000
AMERICAN CAMPUS COMMUNITIES       COM              02483510  1934       43000      SH         SOLE            43000
ARES COMMERCIAL REAL ESTATE       COM              04013V10  4218       241300     SH         SOLE            241300
ASSOCIATED ESTATES REALTY CP      COM              04560410  1719       115000     SH         SOLE            115000
AVALONBAY COMMUNITIES INC         COM              05348410  1132       8000       SH         SOLE            8000
BOSTON PROPERTIES INC             COM              10112110  2763       25500      SH         SOLE            25500
BRANDYWINE REALTY TRUST           SH BEN INT NEW   10536820  490        39700      SH         SOLE            39700
BROOKFIELD ASSET MANAGE CL A      CL A LTD VT SH   11258510  2309       69746      SH         SOLE            69746
BROOKFIELD OFFICE PROPERTIES      COM              11290010  3593       206258     SH         SOLE            206258
CHESAPEAKE LODGING TRUST          SH BEN INT       16524010  2583       150000     SH         SOLE            150000
CUBESMART                         COM              22966310  1605       137500     SH         SOLE            137500
DDR CORP                          COM              23317H10  3177       217000     SH         SOLE            217000
DOUGLAS EMMETT INC                COM              25960P10  1924       83303      SH         SOLE            83303
DUPONT FABROS TECHNOLOGY          COM              26613Q10  1308       45800      SH         SOLE            45800
ENERGY SELECT SECTOR SPDR FUND    SBI INT-ENERGY   81369Y50  23230      350000     SH         SOLE            350000
EQUITY LIFESTYLE PROPERTIES       COM              29472R10  2414       35000      SH         SOLE            35000
ESSEX PROPERTY TRUST INC          COM              29717810  1231       8000       SH         SOLE            8000
FOREST CITY ENTERPRISES CL A      CL A             34555010  1496       102480     SH         SOLE            102480
HCP INC                           COM              40414L10  2208       50000      SH         SOLE            50000
HYATT HOTELS CORP   CL A          COM CL A         44857910  1646       44300      SH         SOLE            44300
INTERCONTINENTAL HOTELS ADR       SPONS ADR NEW    45857P30  2410       100000     SH         SOLE            100000
ISHARES GOLD TRUST                ISHARES          46428510  101629     6531400    SH         SOLE            6531400
MARKET VECTORS AGRIBUSINESS ET    AGRIBUS ETF      57060U60  7777       156862     SH         SOLE            156862
MARKET VECTORS GOLD MINERS ETF    GOLD MINER ETF   57060U10  17460      390000     SH         SOLE            390000
POST PROPERTIES INC               COM              73746410  2301       47000      SH         SOLE            47000
POWERSHARES DB COMMODITY INDEX    UNIT BEN INT     73935S10  222866     8655000    SH         SOLE            8655000
PROLOGIS INC                      COM              74340W10  4320       130000     SH         SOLE            130000
PUBLIC STORAGE                    COM              74460D10  1155       8000       SH         SOLE            8000
RLJ LODGING TRUST                 COM              74965L10  35890      1979586    SH         SOLE            1979586
SELECT INCOME REIT                COM SH BEN INT   81618T10  594        25000      SH         SOLE            25000
SIMON PROPERTY GROUP INC          COM              82880610  3728       23950      SH         SOLE            23950
SOVRAN SELF STORAGE INC           COM              84610H10  1252       25000      SH         SOLE            25000
SPDR GOLD SHARES                  GOLD SHS         78463V10  93114      600000     SH         SOLE            600000
SPDR GOLD SHARES                  PUT              78463V95  322        160000     SH         SOLE            160000
STARWOOD HOTELS + RESORTS         COM              85590A40  265        5000       SH         SOLE            5000
TARGA RESOURCES CORP              COM              87612G10  1316       30823      SH         SOLE            30823
WHITESTONE REIT B                 CL B SBI         96608420  1588       115000     SH         SOLE            115000
